Fair Value Measurements - Summary of Changes in the Fair Value of the Level 3 Liabilities at Fair Value on a Recurring Basis (Detail) - Level 3 [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			$ 26,240,000	$ 13,368,000	$ 13,368,000
Ending balance	$ 269,882,000	$ 7,485,000	269,882,000	7,485,000	26,240,000	$ 13,368,000
Total	269,882,000	7,485,000	269,882,000	7,485,000	26,240,000	13,368,000
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	22,860,000	1,979,000	3,329,000	1,989,000	1,989,000	1,648,000
Change in fair value	2,949,000	(24,000)	17,753,000	(78,000)	1,296,000	341,000
Fair value of warrants issued / exercised			5,096,000	44,000	44,000
Ending balance		1,955,000		1,955,000	3,329,000	1,989,000
Total		1,955,000		1,955,000	3,329,000	1,989,000
Warrant Liabilities [Member] | Warrants Exercised [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants issued / exercised	25,809,000		26,178,000
2018 Convertible Note Automatic Conversion Rights liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance						9,000
Change in fair value						19,000
Fair value of derivatives extinguished upon note conversion						(28,000)
Total
Series C-2 Convertible Preferers Stock Issuance Right Liability Member [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	211,747,000	7,619,000	22,911,000	11,379,000	11,379,000
Change in fair value	36,703,000	(2,089,000)	248,691,000	(5,849,000)	11,532,000
Fair value of derivatives extinguished upon note conversion			(23,152,000)
Fair value of derivatives issued						11,379,000
Ending balance	248,450,000	5,530,000	248,450,000	5,530,000	22,911,000	11,379,000
Total	248,450,000	$ 5,530,000	248,450,000	$ 5,530,000	$ 22,911,000	$ 11,379,000
Bridge Loan [Members]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants issued / exercised	20,000		20,000
Fair value of derivatives extinguished upon note conversion	1,432		1,432
Ending balance	21,432		21,432
Total	$ 21,432		$ 21,432